Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Expense [Abstract]
IL Statutory Tax Rate, Amount	$ (7,230)	$ (8,397)	$ (4,500)
IL Statutory Tax Rate, percentage	23.00%	23.00%	23.00%
Foreign Tax Effect, Amount	$ 199	$ 318	$ (60)
Foreign Tax Effect, percentage	(0.60%)	(0.90%)	0.30%
Changes in Valuation Allowance, Amount	$ 6,224	$ 7,462	$ 3,819
Changes in Valuation Allowance, percentage	(19.80%)	(20.40%)	(19.50%)
Share-based payment awards, Amount	$ 798	$ 671	$ 1,174
Share-based payment awards, percentage	(2.50%)	(1.80%)	(6.00%)
Forfeiture Shares, Amount			$ (394)
Forfeiture Shares, percentage			2.00%
Other, Amount	$ 23	$ 16	$ 28
Other, percentage	(0.10%)	0.00%	(0.10%)
Other Adjustments, Amount	$ 144	$ 26	$ 45
Other Adjustments, percentage	(0.50%)	(0.10%)	(0.20%)
Effective Tax Rate, Amount	$ 158	$ 96	$ 112
Effective Tax Rate, percentage	(0.50%)	(0.30%)	(0.60%)